Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, no par value
Amount Registered | shares	7,750,000	[1]
Proposed Maximum Offering Price per Unit | $ / shares	13.91	[2]
Maximum Aggregate Offering Price	$ 107,802,500	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,505
Offering Note
(1)
Fee calculated in accordance with Rule 457(c) and (h) of the Securities Act of 1933 (the “Securities Act”). This Registration Statement on Form S-8 (this “Registration Statement”) covers 7,750,000 shares of Class A common stock, no par value (the “Common Stock”), of Mechanics Bancorp (the “Company”) that are reserved for issuance pursuant to the Mechanics Bancorp 2025 Equity Incentive Plan. Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Company’s Common Stock as reported on NASDAQ on August 27, 2025.

(2)
Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Company that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction.

[1]	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Company that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction.
[2]	Fee calculated in accordance with Rule 457(c) and (h) of the Securities Act of 1933 (the “Securities Act”). This Registration Statement on Form S-8 (this “Registration Statement”) covers 7,750,000 shares of Class A common stock, no par value (the “Common Stock”), of Mechanics Bancorp (the “Company”) that are reserved for issuance pursuant to the Mechanics Bancorp 2025 Equity Incentive Plan. Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Company’s Common Stock as reported on NASDAQ on August 27, 2025.